Disclosure of interest rate risk (Details) - Interest rate risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Sensitivity analysis, variance, percentage	2.00%	2.00%
Effect of variance increase on after-tax profit	$ 0.4	$ (5,000,000.0)
Effect of variance increase on other comprehensive income	0.0	0.0
Effect of variance decrease on after-tax profit	(2.8)	700,000.0
Effect of variance decrease on other comprehensive income	$ 0.0	$ 0.0